Stockholders' Equity (Details) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 02, 2015	Oct. 15, 2014	Sep. 23, 2014	Sep. 22, 2014	Apr. 04, 2014	Jun. 18, 2013	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity (Textual)
Preferred stock, shares authorized							10,000,000	10,000,000	10,000,000
Preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued							0	0	0
Common stock, shares authorized							100,000,000	100,000,000	100,000,000
Common stock, par value							$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued							4,558,463	4,469,863	4,884,624
Common stock outstanding							4,558,463	4,469,863	4,884,624
Stock issued for services, value									$ 3,600
Cancelled shares				9,600,000
Additional Shares Of Common Stock Outstanding							88,600
Number of shares not available for exchange								414,761
Stock issued as compensation, shares							88,000
Share Exchange Agreement [Member]
Stockholders' Equity (Textual)
Issuance of common stock, shares							88,600
Asset Purchase Agreement [Member]
Stockholders' Equity (Textual)
Issuance of common stock, shares	4,033,863
Tech Associates, Inc [Member]
Stockholders' Equity (Textual)
Common stock outstanding			436,000
Stock issued for services, shares			30,000
Stock issued for services, value			$ 3,000
Shares issue price			$ 0.10
Director [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares			6,000
Stock issued for services, value			$ 600
Shares issue price			$ 0.10
Michael J. Rapport [Member] | Share Purchase Agreement [Member]
Stockholders' Equity (Textual)
EBC's common stock sold					10,000,000
Purchase price of EBC's common stock sold					$ 40,000
Ownership percentage of EBC's common stock					100.00%
Board of Directors [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares						10,000,000
Stock issued for services, value						$ 1,000
Preferred Stock [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares
Stock issued for services, value
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock outstanding		4,469,863
Stock issued for services, shares									36,000
Stock issued for services, value									$ 4
EBC's common stock sold		4,033,863
Bayhawk common stock sold		4,033,863
Issuance of common stock, shares									3,374,189
Additional Paid-in Capital [Member]
Stockholders' Equity (Textual)
Stock issued for services, value									$ 3,596
Additional Paid-in Capital [Member] | Founding Shareholder [Member]
Stockholders' Equity (Textual)
Proceeds from contribution capital									$ 3,050
Evans Brewing Co Inc. [Member]
Stockholders' Equity (Textual)
Common stock outstanding								436,000